Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value of Financial Instruments [Abstract]
Schedule of analysis of financial instruments
				Total
	Level 1	Level 2	Level 3	fair value
	USD	USD	USD	USD

Liabilities measured at fair value:

31 December 2019
Derivative financial instruments	-	1,518,249	-	1,518,249

31 December 2018
Derivative financial instruments	-	1,190,073	-	1,190,073